Income tax (Details 2)	12 Months Ended
Jun. 30, 2021
Bolivia [Member]
Statement [Line Items]
Income tax rate	25.00%
Bottom Of Range [Member] | Brazil
Statement [Line Items]
Income tax rate	25.00%
Bottom Of Range [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Income tax rate	25.00%
Bottom Of Range [Member] | Israel
Statement [Line Items]
Income tax rate	23.00%
Top of Range [Member] | U.S. [Member]
Statement [Line Items]
Income tax rate	40.00%
Bottom of Range [Member] | U.S. [Member]
Statement [Line Items]
Income tax rate	0.00%
Top of Range [Member] | Brazil
Statement [Line Items]
Income tax rate	34.00%
Top of Range [Member] | Uruguay [Member]
Statement [Line Items]
Income tax rate	25.00%
Top of Range [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Income tax rate	35.00%
Top of Range [Member] | Israel
Statement [Line Items]
Income tax rate	24.00%